Cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of performance obligations [line items]
Salaries and wages	R (26,214)	R (23,850)	R (21,216)
Consumable stores	(18,847)	(16,404)	(12,784)
Utilities	(8,099)	(6,801)	(6,089)
Mine contracts	(5,193)	(3,790)	(3,566)
Recycling	(101,013)	(75,776)	(56,100)
Other	(8,975)	(4,663)	(1,879)
Ore reserve development costs capitalised	5,535	4,150	3,402
Cost of sales, before amortisation and depreciation	(101,013)	(75,776)	(56,100)
Amortisation and depreciation	(8,293)	(7,593)	(7,214)
Total cost of sales	(109,306)	(83,369)	(63,314)
Post-employment benefit expense, defined contribution plans	1,520	1,351	1,234
Recycling
Disclosure of performance obligations [line items]
Recycling	(39,220)	(24,418)	(13,968)
Cost of sales, before amortisation and depreciation	R (39,220)	R (24,418)	R (13,968)